AMCAP Fund®
Investment portfolio
May 31, 2021
unaudited
Common stocks 96.04% Information technology 25.20%	Shares	Value (000)
Microsoft Corp.	15,029,123	$3,752,471
Broadcom, Inc.	4,234,387	2,000,028
Mastercard, Inc., Class A	4,557,354	1,643,291
ASML Holding NV	2,237,517	1,497,220
Autodesk, Inc.[1]	3,133,995	895,884
Micron Technology, Inc.[1]	10,614,275	893,085
Applied Materials, Inc.	5,058,192	698,688
PayPal Holdings, Inc.[1]	2,603,877	677,060
ServiceNow, Inc.[1]	1,405,960	666,256
Ceridian HCM Holding, Inc.[1]	6,557,149	586,603
Adobe, Inc.[1]	1,095,504	552,769
EPAM Systems, Inc.[1]	983,112	469,534
Advanced Micro Devices, Inc.[1]	5,779,066	462,788
Vontier Corp.[2]	10,948,184	384,062
FleetCor Technologies, Inc.[1]	1,346,589	369,558
Taiwan Semiconductor Manufacturing Company, Ltd.	16,978,000	367,175
Visa, Inc., Class A	1,478,221	336,000
Accenture PLC, Class A	1,175,541	331,691
Atlassian Corp. PLC, Class A1	1,284,384	299,621
Arista Networks, Inc.[1]	862,016	292,551
SS&C Technologies Holdings, Inc.	3,954,564	292,124
Lam Research Corp.	429,402	279,047
Nice, Ltd. (ADR)	1,083,616	240,953
NetApp, Inc.	2,995,019	231,725
Snowflake, Inc., Class A1	922,405	219,560
Trimble, Inc.[1]	2,820,252	219,387
Amphenol Corp., Class A	3,084,559	207,467
Intuit, Inc.	435,204	191,094
Qorvo, Inc.[1]	1,032,841	188,721
Zoom Video Communications, Inc., Class A1	541,807	179,625
Zscaler, Inc.[1]	909,700	176,664
Kingdee International Software Group Co., Ltd.[1]	39,731,000	161,761
Bill.com Holdings, Inc.[1]	980,101	145,957
DocuSign, Inc.[1]	673,687	135,829
Apple, Inc.	1,085,842	135,307
NXP Semiconductors NV	633,946	134,029
Shopify, Inc., Class A, subordinate voting shares[1]	89,819	111,633
Global Payments, Inc.	551,762	106,882
StoneCo, Ltd., Class A1	1,538,391	101,488
Intel Corp.	1,688,960	96,473
MongoDB, Inc., Class A1	288,952	84,357
CrowdStrike Holdings, Inc., Class A1	363,998	80,862
Datadog, Inc., Class A1	883,300	80,424
Bentley Systems, Inc., Class B	1,349,083	77,383
Affirm Holdings, Inc., Class A1,3	1,154,606	70,212
Qualtrics International, Inc., Class A1	1,925,131	66,301
Procore Technologies, Inc.[1,3]	695,100	60,071
AMCAP Fund — Page 1 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Alteryx, Inc., Class A1	768,826	$59,792
Okta, Inc., Class A1	214,031	47,609
Aspen Technology, Inc.[1]	323,232	44,111
Square, Inc., Class A1	183,568	40,848
Palo Alto Networks, Inc.[1]	109,926	39,931
Avalara, Inc.[1]	300,057	39,658
SVMK, Inc.[1]	1,838,277	35,754
Enphase Energy, Inc.[1]	235,161	33,640
Coupa Software, Inc.[1]	137,812	32,827
Paylocity Holding Corp.[1]	175,808	29,857
Vertex, Inc., Class A1	1,508,786	28,984
Paycom Software, Inc.[1]	77,368	25,500
UiPath, Inc., Class A1,3	314,700	25,119
GoDaddy Inc., Class A1	255,065	20,650
VeriSign, Inc.[1]	83,724	18,413
KLA Corp.	56,486	17,900
Stripe, Inc., Class B1,4,5,6	201,217	8,074
RingCentral, Inc., Class A1	23,905	6,274
		21,806,612
Health care 18.70%
Abbott Laboratories	19,812,309	2,311,106
UnitedHealth Group, Inc.	5,399,753	2,224,266
Thermo Fisher Scientific, Inc.	2,999,630	1,408,326
Insulet Corp.[1]	2,988,676	805,956
BioMarin Pharmaceutical, Inc.[1,2]	10,402,142	804,086
PerkinElmer, Inc.	5,088,608	738,204
Centene Corp.[1]	9,106,464	670,236
Stryker Corp.	2,547,390	650,272
Zimmer Biomet Holdings, Inc.	3,847,879	647,714
Zoetis, Inc., Class A	2,997,227	529,550
Penumbra, Inc.[1,2]	2,040,833	508,392
Edwards Lifesciences Corp.[1]	5,080,939	487,262
Humana Inc.	934,469	409,017
Integra LifeSciences Holdings Corp.[1,2]	5,542,851	382,734
Amgen, Inc.	1,440,694	342,799
DexCom, Inc.[1]	914,649	337,862
Vertex Pharmaceuticals, Inc.[1]	1,515,543	316,188
IQVIA Holdings, Inc.[1]	1,314,174	315,612
Gilead Sciences, Inc.	4,619,275	305,380
Seagen, Inc.[1]	1,946,413	302,375
Danaher Corp.	1,109,334	284,145
West Pharmaceutical Services, Inc.	657,032	228,325
PRA Health Sciences, Inc.[1]	960,048	164,091
Sarepta Therapeutics, Inc.[1]	1,862,765	140,918
AstraZeneca PLC	1,218,437	139,279
Anthem, Inc.	338,096	134,637
Mettler-Toledo International, Inc.[1]	78,792	102,504
Eli Lilly and Company	497,065	99,284
Royalty Pharma PLC, Class A	2,332,370	93,575
AmerisourceBergen Corp.	693,499	79,572
Oak Street Health, Inc.[1]	761,765	46,003
Guardant Health, Inc.[1]	306,258	38,013
BeiGene, Ltd. (ADR)[1]	106,019	38,009
Genmab A/S1	75,948	30,758
AMCAP Fund — Page 2 of 10

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Haemonetics Corp.[1]	434,705	$24,543
Agilon Health, Inc.[1]	506,006	18,186
Nevro Corp.[1]	89,939	13,554
Privia Health Group, Inc.[1]	200,700	6,569
GoodRx Holdings, Inc., Class A1,3	85,181	3,161
		16,182,463
Consumer discretionary 14.77%
Amazon.com, Inc.[1]	733,103	2,362,842
Hilton Worldwide Holdings, Inc.[1]	10,134,366	1,269,532
Burlington Stores, Inc.[1]	3,300,564	1,067,303
NIKE, Inc., Class B	5,732,515	782,259
Caesars Entertainment, Inc.[1]	7,135,555	766,715
NVR, Inc.[1]	120,345	588,154
Williams-Sonoma, Inc.	3,396,789	575,892
LVMH Moët Hennessy-Louis Vuitton SE	540,077	430,602
TopBuild Corp.[1,2]	1,828,623	362,159
Thor Industries, Inc.	2,690,236	330,899
Aptiv PLC[1]	2,185,515	328,745
Airbnb, Inc., Class A1,3	2,263,084	317,737
Darden Restaurants, Inc.	2,099,981	300,780
MercadoLibre, Inc.[1]	212,009	288,050
Galaxy Entertainment Group, Ltd.[1]	34,356,000	278,426
EssilorLuxottica[3]	1,421,218	246,578
Marriott International, Inc., Class A1	1,597,232	229,331
Helen of Troy, Ltd.[1]	991,454	208,681
Starbucks Corp.	1,752,808	199,610
CarMax, Inc.[1]	1,696,794	195,454
DoorDash, Inc., Class A1,3	1,164,165	174,951
Royal Caribbean Cruises, Ltd.[1]	1,811,206	168,931
Five Below, Inc.[1]	899,388	165,595
Home Depot, Inc.	518,772	165,442
Wyndham Hotels & Resorts, Inc.	2,196,158	164,844
Meituan, Class B1	3,885,000	147,162
Wynn Resorts, Ltd.[1]	1,066,716	140,668
Dollar Tree Stores, Inc.[1]	1,381,899	134,735
Chipotle Mexican Grill, Inc.[1]	85,247	116,957
Flutter Entertainment PLC (CDI)[1]	534,637	100,338
Dollar General Corp.	361,295	73,328
Peloton Interactive, Inc., Class A1	432,734	47,735
Industria de Diseño Textil, SA	725,884	28,130
Las Vegas Sands Corp.[1]	336,703	19,445
		12,778,010
Communication services 14.42%
Alphabet, Inc., Class A1	816,772	1,925,009
Alphabet, Inc., Class C1	717,682	1,730,733
Netflix, Inc.[1]	6,932,712	3,485,837
Facebook, Inc., Class A1	7,160,222	2,353,780
Charter Communications, Inc., Class A1	1,062,856	738,185
Comcast Corp., Class A	12,040,610	690,408
Tencent Holdings, Ltd.	8,437,018	672,879
Activision Blizzard, Inc.	2,550,474	248,034
Electronic Arts, Inc.	981,373	140,268
Playtika Holding Corp.[1]	4,338,044	118,992
AMCAP Fund — Page 3 of 10

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Cable One, Inc.	63,610	$115,488
New York Times Co., Class A	1,995,279	85,438
ZoomInfo Technologies, Inc., Class A1	1,711,663	75,022
Pinterest, Inc., Class A1	792,648	51,760
Bumble, Inc., Class A1	932,766	44,512
		12,476,345
Industrials 9.20%
CSX Corp.	10,384,420	1,039,688
TransDigm Group, Inc.[1]	1,441,280	935,160
Old Dominion Freight Line, Inc.	3,484,160	924,870
Stanley Black & Decker, Inc.	2,969,151	643,712
Woodward, Inc.[2]	4,035,589	513,246
Caterpillar, Inc.	2,070,124	499,066
Copart, Inc.[1]	3,046,854	393,075
Equifax, Inc.	1,639,427	385,331
Carrier Global Corp.	6,690,364	307,288
Waste Management, Inc.	1,745,868	245,609
Raytheon Technologies Corp.	2,727,277	241,937
Safran SA	1,312,936	196,452
Northrop Grumman Corp.	514,994	188,421
NIBE Industrier AB, Class B	17,283,852	188,108
Airbus SE, non-registered shares[1]	1,213,784	158,313
United Rentals, Inc.[1]	464,026	154,966
Fortive Corp.	2,014,959	146,125
Air Lease Corp., Class A	3,022,832	142,254
Armstrong World Industries, Inc.	1,211,961	128,892
L3Harris Technologies, Inc.	547,202	119,323
AMETEK, Inc.	658,318	88,939
Cummins, Inc.	304,226	78,271
MDA, Ltd.[1]	4,970,800	60,745
Otis Worldwide Corp.	763,773	59,826
Union Pacific Corp.	244,890	55,034
Waste Connections, Inc.	331,354	40,240
Sun Country Airlines Holdings, Inc.[1,3]	707,176	26,307
		7,961,198
Financials 5.59%
S&P Global, Inc.	2,790,114	1,058,764
First Republic Bank	3,320,380	635,653
JPMorgan Chase & Co.	3,533,650	580,367
Aon PLC, Class A	1,817,574	460,519
Kotak Mahindra Bank, Ltd.[1]	16,150,000	402,001
Stifel Financial Corp.	4,301,943	298,039
SVB Financial Group[1,3]	484,983	282,692
Cullen/Frost Bankers, Inc.	1,861,578	224,711
MSCI, Inc.	427,090	199,934
Arch Capital Group, Ltd.[1]	4,978,696	198,600
AIA Group, Ltd.	10,111,400	129,235
HDFC Bank, Ltd.[1]	5,330,003	111,253
Tradeweb Markets, Inc., Class A	986,330	82,635
The Blackstone Group, Inc.	649,364	60,177
Bank of America Corp.	1,131,526	47,965
AMCAP Fund — Page 4 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Marsh & McLennan Companies, Inc.	223,631	$30,939
Everest Re Group, Ltd.	116,629	30,319
		4,833,803
Energy 3.34%
EOG Resources, Inc.	23,652,489	1,900,241
Diamondback Energy, Inc.	5,645,616	452,045
ConocoPhillips	7,142,064	398,099
Pioneer Natural Resources Company	887,735	135,104
		2,885,489
Consumer staples 2.71%
Constellation Brands, Inc., Class A	1,766,451	423,454
Herbalife Nutrition, Ltd.[1,2]	7,071,620	371,755
Monster Beverage Corp.[1]	2,605,300	245,602
Philip Morris International, Inc.	2,429,452	234,272
Lamb Weston Holdings, Inc.	2,777,272	229,097
Costco Wholesale Corp.	547,054	206,934
Freshpet, Inc.[1]	1,103,414	195,106
Chocoladefabriken Lindt & Sprüngli AG	1,123	114,068
Keurig Dr Pepper, Inc.	2,993,718	110,648
Reckitt Benckiser Group PLC	830,236	75,111
Estée Lauder Companies, Inc., Class A	217,768	66,750
Grocery Outlet Holding Corp.[1]	1,200,000	40,884
Church & Dwight Co., Inc.	365,150	31,304
		2,344,985
Real estate 1.03%
Equinix, Inc. REIT	558,692	411,600
SBA Communications Corp. REIT	1,020,039	304,094
American Tower Corp. REIT	375,298	95,874
Alexandria Real Estate Equities, Inc. REIT	427,204	76,153
		887,721
Materials 0.82%
Linde PLC	935,041	281,073
Sherwin-Williams Company	521,646	147,902
Celanese Corp.	814,133	134,698
Air Products and Chemicals, Inc.	172,069	51,562
PPG Industries, Inc.	278,805	50,107
Newmont Corp.	651,939	47,905
		713,247
Utilities 0.26%
NextEra Energy, Inc.	2,641,826	193,434
Ørsted AS	198,865	30,175
		223,609
Total common stocks (cost: $44,478,934,000)		83,093,482
AMCAP Fund — Page 5 of 10

unaudited
Preferred securities 0.00% Information technology 0.00%	Shares	Value (000)
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,4,5,6]	86,605	$3,475
Total preferred securities (cost: $3,475,000)		3,475
Short-term securities 4.55% Money market investments 3.87%
Capital Group Central Cash Fund 0.05%[2,7]	33,458,644	3,346,199
Money market investments purchased with collateral from securities on loan 0.68%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[7,8]	200,000,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,8]	200,000,000	200,000
Capital Group Central Cash Fund 0.05%[2,7,8]	707,128	70,720
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[7,8]	50,000,000	50,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,8]	30,227,599	30,227
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[7,8]	20,000,000	20,000
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[7,8]	10,000,000	10,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[7,8]	10,000,000	10,000
		590,947
Total short-term securities (cost: $3,936,632,000)		3,937,146
Total investment securities 100.59% (cost: $48,419,041,000)		87,034,103
Other assets less liabilities (0.59)%		(512,531)
Net assets 100.00%		$86,521,572
AMCAP Fund — Page 6 of 10

unaudited
Investments in affiliates2

	Value of affiliates at 3/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 5/31/2021 (000)	Dividend income (000)
Common stocks 3.84%
Information technology 0.44%
Vontier Corp.	$342,800	$1,064	$85	$62	$40,221	$384,062	$—
Health care 1.96%
BioMarin Pharmaceutical, Inc.[1]	781,609	23,957	193	133	(1,420)	804,086	—
Penumbra, Inc.[1]	580,618	—	141	54	(72,139)	508,392	—
Integra LifeSciences Holdings Corp.[1]	378,893	—	94	31	3,904	382,734	—
Haemonetics Corp.[1,9]	332,958	—	138,432	(103,366)	(66,617)	—	—
						1,695,212
Consumer discretionary 0.42%
TopBuild Corp.[1]	325,963	24,019	88	61	12,204	362,159	—
Burlington Stores, Inc.[1,9]	861,841	—	8,389	691	213,160	—	—
						362,159
Industrials 0.59%
Woodward, Inc.	461,060	—	121	69	52,238	513,246	656
Consumer staples 0.43%
Herbalife Nutrition, Ltd.[1]	318,161	—	83	45	53,632	371,755	—
Total common stocks						3,326,434
Short-term securities 3.95%
Money market investments 3.87%
Capital Group Central Cash Fund 0.05%[7]	2,941,038	3,289,822	2,884,661	22	(22)	3,346,199	613
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.05%[7,8]	—	70,720[10]				70,720	—[11]
Total short-term securities						3,416,919
Total 7.79%				$(102,198)	$235,161	$6,743,353	$1,269
[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[3]	All or a portion of this security was on loan. The total value of all such securities was $705,266,000, which represented .82% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,549,000, which represented .01% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Rate represents the seven-day yield at 5/31/2021.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Unaffiliated issuer at 5/31/2021.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B	5/6/2021	$8,075	$8,074.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,475	3,475.00
Total private placement securities		$11,550	$11,549.01%
AMCAP Fund — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AMCAP Fund — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,798,538	$—	$8,074	$21,806,612
Health care	16,182,463	—	—	16,182,463
Consumer discretionary	12,778,010	—	—	12,778,010
Communication services	12,476,345	—	—	12,476,345
Industrials	7,961,198	—	—	7,961,198
Financials	4,833,803	—	—	4,833,803
Energy	2,885,489	—	—	2,885,489
Consumer staples	2,344,985	—	—	2,344,985
Real estate	887,721	—	—	887,721
Materials	713,247	—	—	713,247
Utilities	223,609	—	—	223,609
Preferred securities	—	—	3,475	3,475
Short-term securities	3,937,146	—	—	3,937,146
Total	$87,022,554	$—	$11,549	$87,034,103
Key to abbreviations
ADR = American Depositary Receipts
CDI = CREST Depository Interest
AMCAP Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
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